Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
	Year ended December 31, 2018			Year ended December 31, 2017
	United States	International	Total	United States	International	Total

Product	$209,842	$739,759	$949,601	$-	$456,765	$456,765
License fees	25,000	794,696	819,696	25,000	210,878	235,878
Other Revenue	-	80,763	80,763	-	45,884	45,884
	$234,842	$1,615,218	$1,850,060	$25,000	$713,527	$738,527